Convertible debentures	6 Months Ended
Jun. 30, 2023
Convertible Debentures
Convertible debentures

10. Convertible debentures

On April 20, 2023, the Company entered into an agreement to issue 15,000 units of the Company (the “Units”) at a price of CAD$1,000 per unit, for gross proceeds of CAD$15,000,000. Each Unit will consist of CAD$1,000 principal amount secured convertible debenture (“Debenture”) and 1,667 common share purchase warrants of the Company (the “Warrants”). Each Warrant will be exercisable for one common share of the Company at an exercise price of CAD$0.50 and shall have an expiry date of June 29, 2025.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2023 and 2022

(Expressed in U.S. dollars)

(Unaudited)

10. Convertible debentures (continued)

The Debentures will mature on April 30, 2025 (the “Maturity Date”) and will accrue interest at the rate of 12% per annum, payable semi-annually. The Company has the ability to redeem the Debentures at any time between the dates if April 30, 2024 and April 30, 2025 at a redemption price of 105% of the principal amount plus any accrued interest. At the holders’ option, the Debentures may be converted into common shares of the Company at any time, up to the earlier of the Maturity Date and the redemption of the Debentures, at a conversion price of CAD$0.60 per common share.

The convertible debentures were determined to be a financial instrument comprising a host debt component, a conversion feature classified as equity, and freestanding warrants classified as equity. The warrants and conversion features were determined to be equity components because the exercise prices are denominated in the functional currency of the Company. Thus, the instrument meets the criterion of an equity instrument.

The Company paid an underwriting fee of CAD$1,045,000 (US$775,748) and issued 1,500,000 broker warrants (the ‘Broker Warrants”) in conjunction with the financing. The Broker Warrants are exercisable for one common share of the Company at an exercise price of CAD$0.50 and shall have an expiry date of April 20, 2025. The fair value of the Broker Warrants was estimated to be $216,777 and was determined using the Black-Scholes Option Pricing Model using the following assumptions: risk-free interest rate: 3.77%, expected volatility: 100.96%, dividend yield: 0% and expected life: 2 years.

On initial recognition, the proceeds were first allocated to the fair value of the host debt component, calculated using a market interest rate of 16%, which is the market interest rate of a debt instrument with similar terms but without the equity conversion feature. The residual proceeds were then allocated to the conversion feature and warrant equity components using the relative fair value method.

The relative fair value of the warrants and conversion features were determined using the Black-Scholes Option Pricing Model using the assumptions set out as follows:

April 20, 2023
Risk-free interest rate	3.86%
Expected volatility	101.71 – 119.94%
Dividend yield	0%
Expected life	2.03 - 2.19 years

A continuity schedule of the Company’s convertible debt is as follows:

Balance as at January 1, 2023	$-
Issued	11,322,635
Transaction costs	(992,525)
Transaction costs allocated to equity	77,086
Relative fair value of conversion feature	(369,181)
Relative fair value of Warrants	(495,653)
Accretion	157,228
Interest	258,797
Impact of foreign currency adjustment	(21,132)
Balance as at June 30, 2023	$9,937,255

Current	$-
Long-term	$9,937,255

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2023 and 2022

(Expressed in U.S. dollars)

(Unaudited)